Leases - Schedule of Contractual Maturities of Lease Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Contractual Maturities Of Lease Liabilities [Line Items]
Total	$ 823	$ 837
Less Than 1 Year
Disclosure Of Contractual Maturities Of Lease Liabilities [Line Items]
Total	131	119
One to five years
Disclosure Of Contractual Maturities Of Lease Liabilities [Line Items]
Total	430	412
More than five years
Disclosure Of Contractual Maturities Of Lease Liabilities [Line Items]
Total	$ 262	$ 306